Air Traffic Liability - Schedule of Air Traffic Liability (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of air traffic liability [Line Items]
Air traffic liability	R$ 2,488,872	R$ 2,094,254
Travel rescheduling duration period from the date of flight cancellation	18 months
Passenger revenue breakage	R$ 372,534	539,232
Cargo and passenger air traffic liability
Disclosure of air traffic liability [Line Items]
Air traffic liability	1,550,579	1,294,263
Azul Viagens
Disclosure of air traffic liability [Line Items]
Air traffic liability	183,061	109,977
TudoAzul program
Disclosure of air traffic liability [Line Items]
Air traffic liability	R$ 755,232	R$ 685,982